Consolidated statements of operations - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and dividend income	SFr 19,613	SFr 17,057	SFr 17,374
Interest expense	(12,604)	(10,500)	(9,812)
Net interest income	7,009	6,557	7,562
Commissions and fees	11,890	11,817	11,092
Trading revenues	624	1,317	313
Other revenues	1,397	1,209	1,356
Net revenues	20,920	20,900	20,323
Provision for credit losses	245	210	252
Compensation and benefits	9,620	10,367	10,652
General and administrative expenses	5,798	6,645	9,690
Commission expenses	1,259	1,430	1,455
Restructuring expenses	626	455	540
Total other operating expenses	7,683	8,530	11,685
Total operating expenses	17,303	18,897	22,337
Income/(loss) before taxes	3,372	1,793	(2,266)
Income tax expense/(benefit)	1,361	2,741	441
Net income/(loss)	2,011	(948)	(2,707)
Net income/(loss) attributable to noncontrolling interests	(13)	35	3
Net income/(loss) attributable to shareholders	SFr 2,024	SFr (983)	SFr (2,710)
Basic earnings per share (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 0.79	SFr (0.41)	SFr (1.27)
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 0.77	SFr (0.41)	SFr (1.27)
Bank
Interest and dividend income	SFr 19,623	SFr 17,061	SFr 17,375
Interest expense	(12,498)	(10,369)	(9,781)
Net interest income	7,125	6,692	7,594
Commissions and fees	11,742	11,672	10,938
Trading revenues	456	1,300	371
Other revenues	1,497	1,301	1,490
Net revenues	20,820	20,965	20,393
Provision for credit losses	245	210	252
Compensation and benefits	8,864	9,964	10,777
General and administrative expenses	7,068	7,413	9,885
Commission expenses	1,259	1,429	1,455
Restructuring expenses	528	396	513
Total other operating expenses	8,855	9,238	11,853
Total operating expenses	17,719	19,202	22,630
Income/(loss) before taxes	2,856	1,553	(2,489)
Income tax expense/(benefit)	1,134	2,781	400
Net income/(loss)	1,722	(1,228)	(2,889)
Net income/(loss) attributable to noncontrolling interests	(7)	27	(6)
Net income/(loss) attributable to shareholders	SFr 1,729	SFr (1,255)	SFr (2,883)